Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 2,387,158	$ 42,380
Accounts receivable, net	9,249,046	1,563,289
Inventories	3,545,854
Prepayments	1,128,826	1,567,448
Deposits paid	648,661	605,981
Total current assets	17,440,470	3,779,098
Non-current assets
Property, plant and equipment, net	72,658	72,658
Right-of-use assets – operating lease	85,919
Prepayment of long term assets	11,789,077	15,888,928
Deferred tax assets	44,248	44,248
Total non-current assets	11,991,902	16,005,834
Total assets	29,432,372	19,784,932
Current liabilities
Accounts payables	472,255
Accrued expenses and other payables	320,954	212,593
Operating lease liabilities - current	50,688
Borrowing	147,179
Current income tax payable	644,690	811,357
Total current liabilities	1,635,766	1,164,514
Non-current liabilities
Operating lease liabilities - current	35,231
Total liabilities	1,670,997	1,164,514
Commitments and contingencies
Shareholders’ equity
Class A common stock, $0.009 par value; 2,000,000,000 shares authorized, 1,300,029 shares issued and outstanding at December 31, 2025 and Class B common stock, $0.009 par value; 200,000,000 shares authorized, 166,667 shares issued and outstanding at December 31, 2025. Common stock, $0.0001 par value, 500,000,000 shares authorized, 56,000,000 shares issued and outstanding, at December 31, 2024	14,351	5,600
Additional paid-in capital	22,267,672	16,325,412
Retained earnings	5,479,352	2,289,406
Total shareholders’ equity	27,761,375	18,620,418
Total liabilities and equity	29,432,372	19,784,932
Related Party
Current assets
Amount due from a related party	480,925
Current liabilities
Amount due to a related party		$ 140,564